Significant Equity Transactions and Acquisitions - Additional Information (Details) $ / shares in Units, $ in Millions			1 Months Ended			12 Months Ended
	Sep. 18, 2018 CNY (¥) shares	Sep. 18, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 USD ($) shares	Feb. 28, 2018 CNY (¥)	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Jul. 17, 2017 shares
Significant Equity Transactions And Acquisitions [Line Items]
Ordinary shares, shares authorized							493,681,319	50,000
Equity interest acquired					100.00%
Dianguan
Significant Equity Transactions And Acquisitions [Line Items]
Equity interest acquired					100.00%
Cash consideration | ¥					¥ 15,000,000
Class A Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Preferred shares, conversion basis						one-for-one
Ordinary shares, shares authorized						50,000,000	43,681,319
Number of each holder entitled of votes						one
Class B Ordinary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Ordinary shares, shares authorized						34,248,442	34,248,442
Restricted shares vested to founders designated as Class B ordinary share						15,937,500
Number of each holder entitled of votes						ten
Initial Public Offering
Significant Equity Transactions And Acquisitions [Line Items]
Proceeds from initial public offering			¥ 590,900,000	$ 85.9
Initial Public Offering | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	13,800,000	13,800,000	13,800,000	13,800,000
Common stock, conversion basis						ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share
Number of ordinary share	3,450,000	3,450,000
Share price | $ / shares		$ 7.00
Total offering size value | $		$ 96.6
Proceeds from initial public offering	¥ 590,900,000	$ 85.9
Over-Allotment Option | American Depositary Shares
Significant Equity Transactions And Acquisitions [Line Items]
Number of shares offered	1,800,000	1,800,000	1,800,000	1,800,000